UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
Cullen Funds Trust
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: Quarter ended September 30, 2011

Item 1. Schedule of Investments.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS–89.5%
Aerospace & Defense–1.9%
Boeing Co.	339,700	$20,555,247

Banks–1.6%
HSBC Holdings PLC - ADR (b)	458,200	17,429,928

Beverages–3.0%
Diageo PLC - ADR (b)	438,200	33,272,526

Chemicals–2.3%
EI du Pont de Nemours & Co.	633,400	25,316,998

Communications Equipment–0.6%
Nokia OYJ - ADR (b)	1,273,400	7,207,444

Distributors–2.3%
Genuine Parts Co.	486,600	24,719,280

Diversified Telecommunications Services–5.4%
AT&T, Inc.	1,075,400	30,670,408
Verizon Communications, Inc.	788,600	29,020,480
		59,690,888
Electric–6.4%
Dominion Resources, Inc.	673,050	34,170,749
NextEra Energy, Inc.	664,050	35,871,981
		70,042,730
Food Products–6.4%
HJ Heinz Co.	674,600	34,053,808
Kraft Foods, Inc., Class A	1,063,200	35,702,255
		69,756,063
Household Products–6.2%
Kimberly-Clark Corp.	477,880	33,934,259
Unilever NV (b)	1,064,900	33,533,701
		67,467,960
Industrial Conglomerates–4.1%
3M Co.	259,920	18,659,657
ABB Ltd. - ADR (a)(b)	538,100	9,190,748
General Electric Co.	1,100,000	16,764,000
		44,614,405
Insurance–2.8%
Travelers Companies, Inc.	634,000	30,894,820

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS - Continued
September 30, 2011 (Unaudited)

	Shares	Value
Oil & Gas–12.2%
Chevron Corp.	384,950	$35,615,574
ConocoPhillips	536,700	33,983,844
PetroChina Co., Ltd. - ADR (b)	229,731	27,680,288
Royal Dutch Shell PLC, Class B - ADR (b)	577,800	35,852,490
		133,132,196
Pharmaceuticals–15.2%
AstraZeneca PLC - ADR (b)	661,500	29,344,140
Bristol-Myers Squibb Co.	1,167,000	36,620,460
Eli Lilly & Co.	934,400	34,544,768
Johnson & Johnson	516,600	32,912,586
Merck & Co., Inc.	990,700	32,405,797
		165,827,751
Real Estate Investment Trusts (REITs)–3.5%
HCP, Inc.	552,650	19,375,909
Health Care REIT, Inc.	398,350	18,642,780
		38,018,689
Semiconductors–3.0%
Intel Corp.	1,549,000	33,040,170

Software–3.3%
Microsoft Corp.	1,436,000	35,742,040

Tobacco–6.3%
Altria Group, Inc.	1,312,400	35,185,444
Philip Morris International, Inc.	535,000	33,373,300
		68,558,744
Wireless Telecommunication Services–3.0%
Vodafone Group PLC - ADR (b)	1,298,500	33,306,525

Total Common Stocks (Cost $930,130,054)		978,594,404
SHORT-TERM INVESTMENTS–14.1%
Money Market Fund–14.1%
Dreyfus Cash Management Fund
(Cost $153,679,271)	153,679,271	153,679,271

TOTAL INVESTMENTS-103.6%
(Cost $1,083,809,325)		1,132,273,675
Liabilities in Excess of Other Assets–(3.6%)		(39,241,899)
TOTAL NET ASSETS–100.0%		$1,093,031,776
Percentages are stated as a percent of net assets

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ADR -	American Depository Receipt

(a)	Non-income producing security
(b)	Foreign issued security

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for Federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$1,083,809,325
Gross unrealized appreciation	82,607,173
Gross unrealized depreciation	(34,142,823)
Net unrealized depreciation	$48,464,350

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$978,594,404	$—	$—	$978,594,404
Money Market Fund	153,679,271	—	—	153,679,271
Total	$1,132,273,675	$—	$—	$1,132,273,675

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS–90.6%
Australia–8.0%
BHP Billiton Ltd.	53,500	$1,813,050
Foster's Group Ltd.	296,000	1,512,397
QBE Insurance Group Ltd.	129,550	1,614,705
Sonic Healthcare Ltd.	80,000	882,541
Treasury Wine Estates Ltd.	98,666	369,503
		6,192,196
Brazil–3.2%
Cia Energetica de Minas Gerais - ADR	73,000	1,083,320
Cia Siderurgica Nacional SA - ADR	173,350	1,376,399
		2,459,719
Canada–3.1%
Canadian Oil Sands Ltd.	42,900	827,541
Enerplus Corp.	66,000	1,619,640
		2,447,181
China–2.5%
PetroChina Co., Ltd. - ADR	16,150	1,945,914

France–4.8%
BNP Paribas SA	35,750	1,439,272
GDF Suez	44,700	1,343,857
Total SA - ADR	21,700	951,979
		3,735,108
Germany–8.1%
Bayer AG	26,350	1,463,281
Deutsche Post AG	114,650	1,478,418
Muenchener Rueckversicherungs AG	16,200	2,030,399
Siemens AG	14,800	1,350,700
		6,322,798
Hong Kong–3.5%
BOC Hong Kong Holdings Ltd.	731,500	1,568,695
Stella International Holdings Ltd.	523,000	1,177,982
		2,746,677
Japan–4.5%
Asahi Glass Co., Ltd.	113,000	1,116,375
Nitto Denko Corp.	59,900	2,399,728
		3,516,103
Mexico–1.7%
Industrias Penoles SAB de CV	36,800	1,351,350

Netherlands–3.5%
Eurocommercial Properties NV	17,100	658,195
Unilever NV	66,650	2,098,808
		2,757,003
Singapore–5.6%
Sakari Resources Ltd.	834,000	1,275,327
Singapore Airlines Ltd.	75,000	655,440

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS - Continued
September 30, 2011 (Unaudited)

	Shares	Value
Singapore Telecommunications Ltd.	500,000	$1,215,689
United Overseas Bank Ltd.	90,500	1,176,313
		4,322,769
South Africa–2.9%
MTN Group Ltd.	139,000	2,280,946

South Korea–1.6%
KT&G Corp.	20,045	1,250,632

Spain–1.2%
Telefonica SA - ADR	49,450	945,484

Switzerland–11.6%
ABB Ltd. - ADR (a)	33,300	568,764
Nestle SA	37,800	2,089,342
Novartis AG - ADR	40,500	2,258,685
Roche Holding AG	13,350	2,166,577
Zurich Financial Services AG (a)	9,000	1,896,514
		8,979,882
Taiwan–5.0%
Chunghwa Telecom Co., Ltd.	351,438	1,170,499
Novatek Microelectronics Corp.	150,000	351,928
Taiwan Semiconductor Manufacturing Co., Ltd.	1,021,229	2,345,727
		3,868,154
United Kingdom–19.8%
AstraZeneca PLC - ADR	25,200	1,117,872
BAE Systems PLC	180,450	752,168
British American Tobacco PLC - ADR	28,800	2,440,224
Diageo PLC - ADR	10,100	766,893
HSBC Holdings PLC	155,283	1,214,364
HSBC Holdings PLC - ADR	15,750	599,130
Royal Dutch Shell PLC, Class B	68,200	2,139,791
Smiths Group PLC	112,150	1,747,999
Tesco PLC	326,550	1,924,866
Vodafone Group PLC - ADR	103,800	2,662,470
		15,365,777
Total Common Stocks (Cost $70,543,215)		70,487,693
SHORT-TERM INVESTMENTS–4.6%
Money Market Fund–4.6%
Dreyfus Cash Management Fund
(Cost $3,616,545)	3,616,545	3,616,545

TOTAL INVESTMENTS-95.2%
(Cost $74,159,760)		74,104,238
Other Assets in Excess of Liabilities–4.8%		3,730,925
TOTAL NET ASSETS–100.0%		$77,835,163

Percentages are stated as a percent of net assets.
All securities are foreign-issued securities.

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ADR -	American Depository Receipt

(a)	Non-income producing security

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for Federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$74,159,760
Gross unrealized appreciation	6,971,591
Gross unrealized depreciation	(7,027,113)
Net unrealized depreciation	$(55,522)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$70,487,693	$—	$—	$70,487,693
Money Market Fund	3,616,545	—	—	3,616,545
Total	$74,104,238	$—	$—	$74,104,238

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS–96.1%
Aerospace & Defense–6.4%
Alliant Techsystems, Inc.	3,300	$179,883
Spirit Aerosystems Holdings, Inc., Class A (a)	11,150	177,843
		357,726
Airlines–4.3%
Copa Holdings SA, Class A (b)	3,900	238,953

Auto Parts & Equipment–1.6%
BorgWarner, Inc. (a)	1,450	87,769

Banks–7.1%
Bank of The Ozarks, Inc.	9,400	196,742
CVB Financial Corp.	26,100	200,709
		397,451
Biotechnology–3.0%
Charles River Laboratories International, Inc. (a)	5,950	170,289

Electrical Components & Equipment–2.7%
Hubbell, Inc., Class B	3,100	153,574

Electronics–6.1%
Avnet, Inc. (a)	7,700	200,816
Itron, Inc. (a)	4,700	138,650
		339,466
Engineering & Construction–5.6%
Granite Construction, Inc.	9,350	175,499
KBR, Inc.	5,850	138,235
		313,734
Food–4.2%
Ralcorp Holdings, Inc. (a)	3,050	233,966

Hand / Machine Tools–3.4%
Lincoln Electric Holdings, Inc.	6,600	191,466

Healthcare Services–2.8%
Community Health Systems, Inc. (a)	9,400	156,416

Insurance–6.5%
PartnerRe Ltd. (b)	2,600	135,902
WR Berkley Corp.	7,750	230,098
		366,000
Machinery - Diversified–2.9%
Babcock & Wilcox Co. (a)	8,400	164,219

Metal Fabricate / Hardware–2.9%
RTI International Metals, Inc. (a)	7,050	164,406

The accompanying notes are an integral part of these financial statements.

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - Continued
September 30, 2011 (Unaudited)

	Shares	Value
Mining–2.8%
HudBay Minerals, Inc. (b)	16,300	$155,665

Oil & Gas–4.7%
Berry Petroleum Co., Class A	4,350	153,903
Cimarex Energy Co.	2,000	111,400
		265,303
Pharmaceuticals–3.6%
Omnicare, Inc.	8,000	203,440

Restaurants–3.5%
Cracker Barrel Old Country Store, Inc.	4,950	198,396

Savings & Loans–3.4%
ViewPoint Financial Group	16,650	190,643

Telecommunications–6.1%
Cable & Wireless Communications PLC (b)	336,800	195,639
NII Holdings, Inc. (a)	5,350	144,183
		339,822
Toys / Games / Hobbies–4.3%
Jakks Pacific, Inc.	12,700	240,665

Transportation–5.1%
Canadian Pacific Railway Ltd. (b)	2,250	108,203
Tidewater, Inc.	4,300	180,815
		289,018
Water–3.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a)(b)	3,700	171,495

Total Common Stocks (Cost $6,280,096)		5,389,882
SHORT-TERM INVESTMENTS–3.0%
Money Market Fund–3.0%
Dreyfus Cash Management Fund
(Cost $167,620)	167,620	167,620

TOTAL INVESTMENTS-99.1%
(Cost $6,447,716)		5,557,502
Other Assets in Excess of Liabilities–0.9%		53,071
TOTAL NET ASSETS–100.0%		$5,610,573
Percentages are stated as a percent of net assets

1

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ADR -	American Depository Receipt

(a)	Non-income producing security
(b)	Foreign issued security

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for Federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$6,447,716
Gross unrealized appreciation	159,395
Gross unrealized depreciation	(1,049,609)
Net unrealized depreciation	$(890,214)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$5,389,882	$—	$—	$5,389,882
Money Market Fund	167,620	—	—	167,620
Total	$5,557,502	$—	$—	$5,557,502

Note 1 – Investment Valuation

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds at year end. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

In January, 2010, the Financial Accounting Standard Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the beginning of the reporting period. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

Note 2 – Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: November 4, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: November 4, 2011

By: /s/ Jeffrey T. Battaglia
            Jeffrey T. Battaglia
            Treasurer

Date: November 4, 2011